MINERAL PROPERTIES	12 Months Ended
Aug. 31, 2023
Disclosure of exploration and evaluation assets [Abstract]
MINERAL PROPERTIES [Text Block]

4.    MINERAL PROPERTIES

Since mid-2017, the Company's only active mineral property has been the Waterberg Project located on the Northern Limb of the Bushveld Igneous Complex.

Total capitalized costs for the Waterberg Project are as follows:

Balance August 31, 2021	$43,953
Additions	2,968
Write-off costs associated with prospecting right closures	(223)
Foreign currency translation adjustment	(6,325)
Balance August 31, 2022	$40,373
Additions	4,900
Foreign currency translation adjustment	(3,659)
Balance August 31, 2023	$41,614

Waterberg Project

Ownership

On September 21, 2017, Waterberg JV Co. issued shares to acquire all existing Waterberg partner joint venture interests, resulting in 100% of the Waterberg prospecting rights being owned by Waterberg JV Co. Impala Platinum Holdings Ltd. ("Implats") subsequently acquired a 15% interest in Waterberg JV Co. on November 6, 2017 by way of the Implats Transaction (as defined below). Later, in March 2019 Japan Organization for Metals and Energy Security (formerly Japan Oil, Gas and Metals National Corporation) ("JOGMEC") completed the sale of a 9.755% interest in Waterberg JV Co. to Hanwa Co., Ltd ("Hanwa"). In June 2023 JOGMEC and Hanwa reported the establishment of a special purpose company, HJ Platinum Metals Ltd. ("HJM"), to hold and fund their future equity interests in the Waterberg Project. The combined interests of JOGMEC and Hanwa have been consolidated into a 21.95% interest for HJM going forward, with JOGMEC to fund 75% of future equity investments into HJM and Hanwa the remaining 25%.

The Company currently holds a controlling 50.02% interest in Waterberg JV Co., comprised of a direct 37.05% interest and an indirect 12.97% interest by way of its 49.9% shareholding in Black Economic Empowerment ("BEE") partner Mnombo. Mnombo owns a 26.0% direct interest in Waterberg JV Co., Implats a 15.0% direct interest, and HJM a 21.95% direct interest.

Mining Right

On January 28, 2021, the South African Department of Mineral Resources and Energy ("DMRE") issued a letter to Waterberg JV Co. notifying the Company that a mining right (the "Waterberg Mining Right") had been granted over the Waterberg Project area as applied for in 2018. The Waterberg Mining Right was notarially executed on April 13, 2021, was registered at the Mineral and Petroleum Titles Registration Office on July 6, 2021 and currently remains active.

Project Area and Location

At August 31, 2023, the Waterberg Project consisted of active prospecting rights, applied for prospecting rights and the Waterberg Mining Right with a combined active project area of 29,161 hectares, located on the Northern Limb of the Bushveld Igneous Complex, approximately 85 km north of the town of Mokopane. Of the total project area, 20,482 hectares are covered by the Waterberg Mining Right. On March 9, 2022, Waterberg JV Co. passed a resolution to apply for closure on 50,951 gross hectares of prospecting rights, of which 14,209 hectares are now held within the granted mining right, leaving a net 36,742 hectares of uneconomic prospecting rights closed or in process of being closed. Capitalized costs of $223 associated with the prospecting right closures were written off during the previous year.

Appeals and Legal Matters

On and following March 5, 2021, three notices of appeal were filed by individual appellants against the January 28, 2021 granting of the Waterberg Mining Right. Waterberg JV Co. filed formal rebuttals to each action. On October 13, 2022, the Minister of the DMRE ruled to dismiss all these appeals. In his ruling the Minister provided the regulatory reasons why each appeal was denied and also confirmed the DMRE's assessment that Waterberg JV Co. has complied with BEE requirements and social and labour plan community consultation procedures.

On May 7, 2021, an opposition group filed an application for an order in the High Court of South Africa to review and set aside the decision by the Minister of the Department of Forestry, Fisheries and the Environment to refuse condonation for the late filing of that group's appeal against the grant of an EA for the Waterberg Mine in November 2020. The attorneys acting for Waterberg JV Co. filed a notice to oppose the application and required the group's legal counsel to file proof of the mandate to represent the appellant group. Since filing their review application, the appellants have done nothing to progress their action and their legal counsel has not filed a proof of mandate.

On July 30, 2021, a group located near planned surface infrastructure filed an urgent interdict application. Waterberg JV Co. promptly filed an answering affidavit denying urgency and arguing that the application was without merit. The applicants did not respond and were obliged to remove their application from the urgent court roll. Host community Ketting applied to join as an interested party to the application and another host community submitted a confirmatory affidavit, both communities being in support of the Waterberg Mine. In July 2022 Waterberg JV Co. filed a Notice of Set Down with the High Court in Limpopo and a hearing to rule on the interdict application occurred on May 22, 2023, at which hearing the court dismissed the urgent interdict application and ordered the applicants to pay costs to the defendants.

Implats Transaction

On November 6, 2017, the Company and JOGMEC closed a transaction (the "Implats Transaction"), whereby Implats purchased an aggregate 15% equity interest in Waterberg JV Co. for $30 million. The Company sold an 8.6% interest for $17.2 million and JOGMEC sold a 6.4% interest for $12.8 million. As part of the transaction, Implats also acquired an option to increase its holdings in Waterberg JV Co. to 50.01% (the "Purchase and Development Option") in exchange for certain payments and project funding, and a right of first refusal to enter into an offtake agreement, on commercial arm's-length terms, for the smelting and refining of mineral products from the Waterberg Project ("Offtake ROFR") if Waterberg JV Co. proposes an offtake agreement with a third party. JOGMEC or its nominee retains a right to direct the marketing of Waterberg concentrate and to receive, at market prices, platinum, palladium, rhodium, gold, ruthenium, iridium, copper and nickel in refined mineral products at the volumes produced from the Waterberg Project.

On June 15, 2020, Implats delivered a formal notice of their election not to exercise their Purchase and Development Option due to increased economic uncertainty and reduced risk appetite in the short, medium and long-term as a result of the COVID-19 pandemic. Implats currently retains a 15.0% direct participating interest in Waterberg JV Co. and the Offtake ROFR.

Acquisition and Development of the Waterberg Project

In October 2009, PTM RSA, JOGMEC and Mnombo entered into a joint venture agreement regarding the Waterberg Project (the "JOGMEC Agreement"). Under the terms of the JOGMEC Agreement JOGMEC completed a $3.2 million work requirement to earn a 37% interest in the Waterberg JV property, leaving the Company with a 37% interest and Mnombo with a 26% interest. Following JOGMEC's earn-in, the Company funded Mnombo's 26% share of costs, totalling $1.12 million, until the earn-in phase of the joint venture ended in May 2012.

On November 7, 2011, the Company entered an agreement with Mnombo to acquire 49.9% of the issued and outstanding shares of Mnombo in exchange for a cash payment of R1.2 million and the Company's agreement to pay for Mnombo's 26% share of costs on the Waterberg JV property until the completion of a feasibility study. Mnombo's share of expenditures prior to this agreement, and Mnombo's share of expenditures post DFS, are still owed to the Company ($8.7 million at August 31, 2023, including accrued interest). The portion of Mnombo not owned by the Company is accounted for as a non-controlling interest, calculated at $8.5 million at August 31, 2023 ($7.8 million - August 31, 2022).

To August 31, 2023, an aggregate total of $85.4 million has been funded by all parties for exploration and engineering on the Waterberg Project. Until the Waterberg prospecting rights were transferred to Waterberg JV Co., all costs incurred by other parties were treated as cost recoveries by the Company.